Equity and Remuneration to Shareholders - Summary of Calculation of Basic Earnings per Share (Detail) - BRL (R$) R$ / shares in Units, R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [line items]
Net income for the year attributed to equity holders of the parent	R$ 1,379	R$ 1,002	R$ 334
Net income for the year from continuing operations attributed to equity holders of the parent	1,379	1,002	334
Preferred shares [member]
Earnings per share [line items]
Minimum mandatory dividend from net income for the year	577	486	204
Net income for the year not distributed	554	333	87
Total earnings	R$ 1,131	R$ 819	R$ 291
Basic earnings per share	R$ 1.17	R$ 0.84	R$ 0.35
Minimum mandatory dividend from net income for the year from continuing operations	R$ 527	R$ 486	R$ 204
Net income for the year from continuing operations not distributed	390	333	87
Total earnings from continuing operations	R$ 917	R$ 819	R$ 291
Basic earnings from continuing operations per share	R$ 0.95	R$ 0.84	R$ 0.35
Common shares [member]
Earnings per share [line items]
Minimum mandatory dividend from net income for the year	R$ 290	R$ 15
Net income for the year not distributed	279	167	R$ 44
Total earnings	R$ 569	R$ 182	R$ 44
Basic earnings per share	R$ 1.17	R$ 0.37	R$ 0.10
Minimum mandatory dividend from net income for the year from continuing operations	R$ 290	R$ 15
Net income for the year from continuing operations not distributed	171	167	R$ 44
Total earnings from continuing operations	R$ 461	R$ 182	R$ 44
Basic earnings from continuing operations per share	R$ 0.95	R$ 0.37	R$ 0.10